Significant and Subsequent Events - Pioneer Pipeline and Skookumchuck Wind Project (Details) $ in Millions, $ in Millions						12 Months Ended
	Nov. 25, 2020 CAD ($) MW	Nov. 25, 2020 USD ($)	Oct. 01, 2020 CAD ($)	Apr. 12, 2019	Dec. 17, 2018 MMcf	Dec. 31, 2020 CAD ($) J	Dec. 31, 2020 terajoule	Nov. 01, 2019 MMcf
Investment [Line Items]
Long-term firm natural gas delivery transportation, amount transferred per day						400	400
SP Skookumchuck Investment, LLC
Investment [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities						$ 86
NOVA Gas Transmission Ltd.
Investment [Line Items]
Long-term firm natural gas delivery transportation, amount transferred per day						351	275
Tidewater
Investment [Line Items]
Long-term firm natural gas delivery transportation, amount transferred per day						139	139
Pioneer Pipeline
Investment [Line Items]
Future option to acquire pipeline, ownership percentage					50.00%
Pioneer Pipeline | Tidewater
Investment [Line Items]
Proportion of ownership interest in joint operation					50.00%
Take or pay agreement, term						15 years
Natural gas pipeline capacity (mmcf) | MMcf					50			130
Payments for development project expenditure						$ 83
Pioneer Pipeline | Tidewater | Discontinued operations
Investment [Line Items]
Proceeds from sale of assets held for sale			$ 255
Skookumchuck
Investment [Line Items]
Proportion of ownership interest in joint operation	49.00%	49.00%		49.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 86	$ 66
Capacity of facility (in megawatts) | MW	136.8
Investments in joint ventures	$ 163
Value of equity consideration received	$ 77	$ 59